Subsequent events	6 Months Ended
Feb. 28, 2023
Subsequent Events
Subsequent events

22.	Subsequent events

In March 2023, the Company entered into a series of gold zero-cost collar contracts for 900 gold ounces per month for a total of 4,500 gold ounces to be settled from April 2023 to August 2023, at a maximum and minimum gold price of $2,030 and $1,825 per gold ounce, respectively.